Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Schedule of Relative Size of Plan Obligation and Assets

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2023	SPP	Other	International	Canada	International
Percentage of total benefit obligations	71%	15%	14%	48%	52%
Percentage of total plan assets	73%	11%	16%	0%	100%
Percentage of total benefit expense (1)	71%	26%	3%	42%	58%

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2022	SPP	Other	International	Canada	International
Percentage of total benefit obligations	72%	15%	13%	52%	48%
Percentage of total plan assets	74%	11%	15%	0%	100%
Percentage of total benefit expense (1)	74%	25%	1%	31%	69%

(1)	Excludes non-routine benefit expense items such as past service costs, curtailment charges and settlement charges.

Summary of Cash Contributions and Payments made by Bank to Principal Plans
The table below shows the cash contributions and payments made by the Bank to its principal plans in 2023, and the p ri
or year.

Contributions to the principal plans for the year ended October 31 ($ millions)	2023	2022
Defined benefit pension plans (cash contributions to fund the plans, including paying beneficiaries under the unfunded pension arrangements)
SPP (excluding DC provision)	$15	$184
All other plans	103	80
Other benefit plans (cash contributions mainly in the form of benefit payments to beneficiaries)	64	59
Defined contribution pension and other benefit plans (cash contributions)	159	126
DC pension contributions funded from pension plan surplus	(59)	–
Total contributions (1)	$282	$449

(1)
Based on preliminary estimates, the Bank expects to make contributions of $78 to the SPP (excluding the DC provision), $63 to all other defined benefit pension plans, $66 to other benefit plans and $185 to all defined contribution plans (less $63 which is expected to be funded from pension plan surplus) for the year ending October 31, 2024.

Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for Wholly Unfunded Plans and Wholly or Partly Funded Plans
The excess (deficit) of the fair value of assets over the benefit obligation at the end of the year includes the following amounts for plans that are wholly unfunded and plans that are wholly or partly funded.

	Pension plans		Other benefit plans
As at October 31 ($ millions)	2023	2022	2023	2022
Benefit obligation
Benefit obligation of plans that are wholly unfunded	$339	$353	$873	$902
Benefit obligation of plans that are wholly or partly funded	7,330	7,277	241	221

Funded status
Benefit obligation of plans that are wholly or partly funded	$7,330	$7,277	$241	$221
Fair value of assets	8,139	8,309	113	116
Excess (deficit) of fair value of assets over benefit obligation of wholly or partly funded plans	$809	$1,032	$(128)	$(105)
Benefit obligation of plans that are wholly unfunded	339	353	873	902
Excess (deficit) of fair value of assets over total benefit obligation	$470	$679	$(1,001)	$(1,007)
Effect of asset limitation and minimum funding requirement	(55)	(176)	–	–
Net asset (liability) at end of year	$415	$503	$(1,001)	$(1,007)

Summary of Financial Information related to Principal Plans
The following tables present financial information related to the Bank’s principal plans.

	Pension plans		Other benefit plans
For the year ended October 31 ($ millions)	2023	2022	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	$7,630	$9,584	$1,123	$1,302
Current service cost	218	281	20	22
Interest cost on benefit obligation	428	335	77	61
Employee contributions	26	25	–	–
Benefits paid	(406)	(457)	(94)	(89)
Actuarial loss (gain)	(278)	(2,234)	(42)	(226)
Past service cost	(1)	34	(2)	(1)
Business acquisition	–	–	(1)	–
Settlements	–	–	–	(2)
Foreign exchange	52	62	33	56
Benefit obligation at end of year	$7,669	$7,630	$1,114	$1,123

Change in fair value of assets
Fair value of assets at beginning of year	8,309	9,464	116	143
Interest income on fair value of assets	480	363	12	13
Return on plan assets in excess of (less than) interest income on fair value of assets	(351)	(1,402)	2	(24)
Employer contributions	59	264	64	59
Employee contributions	26	25	–	–
Benefits paid	(406)	(457)	(94)	(89)
Administrative expenses	(12)	(12)	–	–
Business acquisition	–	–	–	–
Settlements	–	–	–	(2)
Foreign exchange	34	64	13	16
Fair value of assets at end of year	$8,139	$8,309	$113	$116

Funded status
Excess (deficit) of fair value of assets over benefit obligation at end of year	470	679	(1,001)	(1,007)
Effect of asset limitation and minimum funding requirement (1)	(55)	(176)	–	–
Net asset (liability) at end of year	$415	$503	$(1,001)	$(1,007)
Recorded in:
Other assets in the Bank’s Consolidated Statement of Financial Position	936	1,052	2	1
Other liabilities in the Bank’s Consolidated Statement of Financial Position	(521)	(549)	(1,003)	(1,008)
Net asset (liability) at end of year	$415	$503	$(1,001)	$(1,007)

Annual benefit expense
Current service cost	218	281	20	22
Net interest expense (income)	(33)	(20)	65	48
Administrative expenses	13	15	–	–
Past service costs	(1)	34	(2)	(1)
Amount of settlement (gain) loss recognized	–	–	–	–
Remeasurement of other long-term benefits	–	–	(2)	(9)
Benefit expense (income) recorded in the Consolidated Statement of Income	$197	$310	$81	$60
Defined contribution benefit expense	$158	$125	$1	$1

Remeasurements
(Return) on plan assets in excess of interest income on fair value of assets	351	1,402	(2)	24
Actuarial loss (gain) on benefit obligation	(278)	(2,234)	(40)	(217)
Change in the asset limitation	(139)	70	–	–
Remeasurements recorded in OCI	$(66)	$(762)	$(42)	$(193)
Total benefit cost	$289	$(327)	$40	$(132)
Additional details on actual return on assets and actuarial (gains) and losses
Actual return on assets (net of administrative expenses)	$117	$(1,051)	$14	$(11)
Actuarial (gains) and losses from changes in demographic assumptions	40	–	(7)	3
Actuarial (gains) and losses from changes in financial assumptions	(406)	(2,256)	(28)	(219)
Actuarial (gains) and losses from changes in experience	88	22	(7)	(10)

Additional details on fair value of pension plan assets invested
In Scotiabank securities (stock, bonds)	57	58	–	–
In property occupied by Scotiabank	4	4	–	–

Change in asset ceiling/onerous liability
Asset ceiling /onerous liability at end of prior year	176	85	–	–
Interest expense	19	8	–	–
Remeasurements	(139)	70	–	–
Foreign exchange	(1)	13	–	–
Asset ceiling /onerous liability at end of year	$55	$176	$–	$–

(1)	The recognized asset is limited by the present value of economic benefits available from a reduction in future contributions to a plan and from the ability to pay plan expenses from the fund.

Summary of Disaggregation of Defined Benefit Obligation
The weighted average duration of the total benefit obligation at October 31, 2023 is 12.9 years (2022 – 12.9 years).

	Pension plans		Other benefit plans
For the year ended October 31	2023	2022	2023	2022
Disaggregation of the benefit obligation (%)
Canada
Active members	48%	49%	3%	3%
Inactive and retired members	52%	51%	97%	97%
Total	100%	100%	100%	100%
Mexico
Active members	27%	26%	35%	40%
Inactive and retired members	73%	74%	65%	60%
Total	100%	100%	100%	100%
United States
Active members	39%	42%	41%	36%
Inactive and retired members	61%	58%	59%	64%
Total	100%	100%	100%	100%

Summary of Key Weighted-Average Assumptions used by Bank for Measurement of Benefit Obligation and Benefit Expense for All of Bank's Principal Plans
The key weighted-average assumptions used by the Bank for the measurement of the benefit obligation and benefit expense for all of the Ba
n
k’s principal plans are summarized as follows:

	Pension plans		Other benefit plans
For the year ended October 31	2023	2022	2023	2022
Benefit obligation at end of year
Discount rate – all plans	6.13%	5.77%	7.36%	7.01%
Discount rate – Canadian plans only	5.70%	5.41%	5.80%	5.40%
Rate of increase in future compensation (1)(2)	3.96%	3.90%	4.61%	4.67%
Benefit expense (income) for the year
Discount rate – All plans
Discount rate for defined benefit obligations	5.77%	4.24%	7.01%	4.94%
Discount rate for net interest cost	5.76%	3.81%	6.96%	4.65%
Discount rate for service cost	5.80%	4.43%	7.09%	5.17%
Discount rate for interest on service cost	5.71%	3.98%	7.09%	5.07%
Discount rate – Canadian plans only
Discount rate for defined benefit obligations	5.41%	4.08%	5.40%	3.28%
Discount rate for net interest cost	5.40%	3.59%	5.31%	2.82%
Discount rate for service cost	5.41%	4.18%	5.49%	3.64%
Discount rate for interest on service cost	5.30%	3.70%	5.49%	3.46%
Rate of increase in future compensation (1)(2)	3.90%	2.79%	4.67%	4.30%
Health care cost trend rates at end of year
Initial rate	n/a	n/a	5.68%	5.67%
Ultimate rate	n/a	n/a	4.93%	4.86%
Year ultimate rate reached	n/a	n/a	2040	2040
Assumed life expectancy in Canada (years)
Life expectancy at 65 for current pensioners – male	23.6	23.5	23.6	23.5
Life expectancy at 65 for current pensioners – female	24.7	24.6	24.7	24.6
Life expectancy at 65, for future pensioners currently aged 45 – male	24.5	24.5	24.5	24.5
Life expectancy at 65, for future pensioners currently aged 45 – female	25.6	25.5	25.6	25.5
Assumed life expectancy in Mexico (years)
Life expectancy at 65 for current pensioners – male	21.6	21.6	21.6	21.6
Life expectancy at 65 for current pensioners – female	23.9	23.9	23.9	23.9
Life expectancy at 65, for future pensioners currently aged 45 – male	21.6	21.6	21.6	21.6
Life expectancy at 65, for future pensioners currently aged 45 – female	24.0	24.0	24.0	24.0
Assumed life expectancy in United States (years)
Life expectancy at 65 for current pensioners – male	22.0	21.9	22.0	21.9
Life expectancy at 65 for current pensioners – female	23.4	23.3	23.4	23.3
Life expectancy at 65, for future pensioners currently aged 45 – male	23.3	23.3	23.3	23.3
Life expectancy at 65, for future pensioners currently aged 45 – female	24.8	24.7	24.8	24.7

(1)
The weighted-average rates of increase in future compensation shown for other benefit plans do not include Canadian flexible post-retirement benefits plans established in fiscal 2005, as they are not impacted by future compensation increases.

(2)
The weighted average rates of increase in future compensation shown only consider long-term rates. In some regions, higher rates of increase are assumed in the short term but are not included in the weighted average rates disclosed.

Summary of Sensitivity Analysis of Key Assumptions Plans

	Pension plans		Other benefit plans
For the year ended October 31, 2023 ($ millions)	Benefit obligation	Benefit expense	Benefit obligation	Benefit expense
Impact of the following changes:
1% decrease in discount rate	$1,111	$83	$130	$5
0.25% increase in rate of increase in future compensation	60	3	–	–
1% increase in health care cost trend rate	n/a	n/a	97	12
1% decrease in health care cost trend rate	n/a	n/a	(79)	(10)
1 year increase in Canadian life expectancy	123	9	12	1
1 year increase in Mexican life expectancy	2	–	3	–
1 year increase in the United States life expectancy	2	–	2	–

Summary of weighted-average actual and target asset allocations
The tables below show the weighted-average actual and target asset allocations for the Bank’s principal plans at October 31, by a sse
t category.

	Pension plans		Other benefit plans
Asset category %	Actual 2023	Actual 2022	Actual 2023	Actual 2022
Cash and cash equivalents	3%	4%	1%	–%
Equity investments
Quoted in an active market	39%	38%	34%	37%
Non quoted	5%	5%	–%	–%
	44%	43%	34%	37%
Fixed income investments
Quoted in an active market	5%	4%	61%	58%
Non quoted	35%	36%	–%	–%
	40%	40%	61%	58%
Property
Quoted in an active market	–%	–%	4%	5%
Non quoted	1%	1%	–%	–%
	1%	1%	4%	5%
Other
Quoted in an active market	–%	–%	–%	–%
Non quoted	12%	12%	–%	–%
	12%	12%	–%	–%
Total	100%	100%	100%	100%

Target asset allocation at October 31, 2023 Asset category %	Pension plans	Other benefit plans
Cash and cash equivalents	–%	–%
Equity investments	42%	38%
Fixed income investments	44%	57%
Property	1%	5%
Other	13%	–%
Total	100%	100%